Risk Report - Asset Quality - Financial Assets at amortized Cost (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) primarily driven by Stage 1	€ 22,000	€ 64,000
YoY increase (decrease) primarily driven by Stage 1, in percent	3.00%	9.00%
YoY increase (decrease) of Stage 1 exposures	€ 18,000	€ 58,000
YoY increase (decrease) of Stage 1 exposures, in percent	3.00%	9.00%
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost in Private Bank and Corporate Bank due to the deterioration	€ 5,000
YoY increase (decrease) of Stage 2 exposures driven by Loans at Amortized Cost in Private Bank and Corporate Bank due to the deterioration, in percent	12.00%
YoY increase (decrease) of Stage 2 exposures driven by the Investment Bank due to process enhancements		€ 5,000
YoY increase (decrease) of Stage 2 exposures driven by the Investment Bank due to process enhancements, in percent		15.00%
YoY increase (decrease) of Stage 3 exposures driven by reductions in the Private Bank and the POCI loan portfolio partly offset by increase in Corporate Bank due to new defaults	€ 203
YoY increase (decrease) of Stage 3 exposures driven by reductions in the Private Bank and the POCI loan portfolio partly offset by increase in Corporate Bank due to new defaults, in percent	2.00%
YoY increase (decrease) of Stage 3 exposures driven by new defaults in PB and IB ank partly offset by reductions in POCI loan portfolio CB and CRU		€ 240
YoY increase (decrease) of Stage 3 exposures driven by new defaults in PB and IB and partly offset by reductions in POCI loan portfolio CB and CRU, in percent		2.00%
Allowance for credit losses against financial assets at amortized cost subject to impairment [Abstract]
YoY increase (decrease) mainly driven by Stage 1 and Stage 2	€ 100	€ (51)
YoY increase (decrease) mainly driven by Stage 1 and Stage 2, in percent	2.00%	(1.00%)
YoY increase (decrease) of Stage 1 allowances driven by deteriorating macroeconomic environment	€ 93
YoY increase (decrease) of Stage 1 allowances driven by deteriorating macroeconomic environment, in percent	21.00%
YoY increase (decrease) of Stage 1 allowances driven by update of macroeconoimic outlook		€ 104
YoY increase (decrease) of Stage 1 allowances driven by update of macroeconoimic outlook, in percent		19.00%
YoY increase (decrease) of Stage 2 allowances		€ (117)
YoY increase (decrease) of Stage 2 allowances, in percent		(18.00%)
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook	€ 94
YoY increase (decrease) of Stage 2 allowances due to the update of the macroeconomic outlook, in percent	18.00%
YoY increase (decrease) of Stage 3 allowances driven by driven by reductions due to non-performing portfolio sales in Private Bank partly offset by new bookings in Investment Bank and Corporate Bank	€ 87
YoY increase (decrease) of Stage 3 allowances driven by driven by reductions due to non-performing portfolio sales in Private Bank partly offset by new bookings in Investment Bank and Corporate Bank, in percent	2.00%
YoY increase (decrease) of Stage 3 allowances driven by new defaults in PB and IBank partly offset by reductions in POCI loan portfolio CB and CRU		€ 169
YoY increase (decrease) of Stage 3 allowances driven by new defaults in PB and IBank partly offset by reductions in POCI loan portfolio CB and CRU, in percent		5.00%
Total Country Risk Allowance On And Off Balance Current Year	€ 23
Country Risk Allowance On And Off Balance Delta To Previous Year	13
Existing commitments to lend additional funds to debtors with Stage 3 financial assets at amortized cost	621	€ 384
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in stage 3 driven by PB and IB	€ 234
YoY increase (decrease) of collateral and guarantees held against financial assets as amortized cost in Stage 3 driven by PB and IB, in percent	5.00%
Not recognize allowance for credit losses against Financial assets at amortized cost in Stage 3	€ 916	€ 1,130
Stage 3 coverage ratio (defined as Allowance for credit losses in Stage 3 (excluding POCI) divided by Financial assets at amortized cost in Stage 3 (excluding POCI), in percent	32.00%	33.00%
Development of allowance for credit losses total amount of undiscounted expected credit losses	€ 46